Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2016
ITC [Member]
Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed of ITC as of the date of acquisition (in thousands):

Cash	$1,058
Accounts receivable	33,173
Inventory	94,400
Other current assets	1,743
Property, plant and equipment	177,668
Goodwill	29,522
Other intangible assets	130,900
Other assets	1,287

Total assets acquired	469,751

Current liabilities	39,633

Total liabilities assumed	39,633

Net assets acquired	$430,118

Purchase Price Allocation of Identifiable Intangible Assets

The following table summarizes the purchase price allocation to the identifiable intangible assets of ITC as of the date of acquisition (in thousands, except years):

		Weighted - Average Life
Customer relationships	$119,000	15 years
Trademarks and trade names	7,100	15 years
Other	4,800	5 years

	$130,900

Gallatin Steel Company [Member]
Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed of Gallatin as of the date of acquisition (in thousands):

Cash	$48,957
Accounts receivable	82,291
Inventory	101,692
Other current assets	5,117
Property, plant and equipment	483,007
Goodwill	94,737
Other intangible assets	67,150
Other assets	2,529

Total assets acquired	885,480

Current liabilities	104,315
Long-term debt	2,093

Total liabilities assumed	106,408

Net assets acquired	$779,072

Purchase Price Allocation of Identifiable Intangible Assets

The following table summarizes the purchase price allocation to the identifiable intangible assets of Gallatin as of the date of acquisition (in thousands, except years):

		Weighted - Average Life
Customer relationships	$58,250	20 years
Trademarks and trade names	8,900	5 years

	$67,150